REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2024
Regulated Operations [Abstract]
Schedule of Distribution Rate Orders
The following table summarizes the key terms of rate orders in effect for transmission customer billings for each one of FET’s transmission owner entities as of December 31, 2024:

Company	Rates Effective	Capital Structure	Allowed ROE
ATSI	January 2015	Actual (13-month average)	9.88% (1)
MAIT	July 2017	Lower of Actual (13-month average) or 60% equity	10.3%
TrAIL	July 2008	Actual (year-end)	12.7% (2) /11.7% (3)

(1)
Reflects a 0.5% reduction to the 10.38% approved ROE due to the January 2025 Sixth Circuit ruling eliminating the 50 basis point adder associated with RTO membership (see Transmission ROE Incentive: OCC v. ATSI, et al.)

(2)	TrAIL the Line and Black Oak Static Var Compensator
(3)	All other projects